Deferred Margin, Net - Revenue Recognized Upon Resale from Distributors to End Customers (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred Margin, Net [Line Items]
Revenue	$ 75,448		$ 54,538		$ 78,245		$ 50,338		$ 29,078
Resale from Distributors to End Customers [Member]
Deferred Margin, Net [Line Items]
Revenue	29,126		26,295		37,007		43,747		23,780
Resale from LQW to End Customers [Member]
Deferred Margin, Net [Line Items]
Revenue	38,115	[1]	17,998	[1]	29,007	[1]	0	[1]	0	[1]
Sales Directly to End Customers [Member]
Deferred Margin, Net [Line Items]
Revenue	$ 8,207		$ 10,245		$ 12,231		$ 6,591		$ 5,298

[1]	LQW has been a distributor for the Company's products since October 2011 and no revenue was recognized through sales by LQW for the year ended December 31, 2011. As discussed in note 1n, the Company is entitled to bill only a portion of the total sale price at the time of shipment (deferred revenue), with the remainder billed upon sale by LQW to the end customer. The portion of the total sale price that the Company is not entitled to bill at the time of shipment to LQW is recorded directly in revenue upon sale by LQW to the end customers.